Taxation - Schedule of Income Before Income Tax, Domestic and Foreign (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ (1,646,607)	$ (258,388)	¥ (1,095,015)	¥ (1,167,367)
Non-PRC	70,592	11,077	147,721	65,171
Loss before income taxes	¥ (1,576,015)	$ (247,311)	¥ (947,294)	¥ (1,102,196)